J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.12

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304682177	Sales Price	(redacted)	(redacted)	Tape value is countered sales price which was reduced as per the amendment to the purchase agreement.
(redacted)	304682177	Original Loan to Value	(redacted)	(redacted)	Review value agrees with the loan approval. Source of tape is unknown.
(redacted)	304682177	Original Combined Loan to Value	(redacted)	(redacted)	Review value agrees with the loan approval. Source of tape is unknown.
(redacted)	304682177	Total Debt to Income Ratio	(redacted)	(redacted)	Recd updated (redacted), DTI (redacted) agrees with the (redacted). Variance < (redacted) is non-material. Source of tape is unknown.
(redacted)	304683424	Original Note Balance	(redacted)	(redacted)	Review value captured from the Note. Source of tape is unknown.
(redacted)	304683424	Original Loan to Value	(redacted)	(redacted)	Review value matches to the approval. Source of tape is unknown.
(redacted)	304683424	Original Combined Loan to Value	(redacted)	(redacted)	Review value matches to the approval. Source of tape is unknown.
(redacted)	304683424	Total Debt to Income Ratio	(redacted)	(redacted)	Approved DTI (redacted), variance is non-material. Source of tape is unknown.
(redacted)	304683424	Original P&I Payment	(redacted)	(redacted)	Review value captured from the Note. Source of tape is unknown.
(redacted)	304723780	Total Debt to Income Ratio	(redacted)	(redacted)	Approved DTI (redacted), variance < (redacted) is non-material. Source of tape is unknown.
(redacted)	304723780	QM/ATR Designation	Not Covered / Exempt	QM (APOR) / Non-HPML	Source of tape is unknown. Subject is owner occupied, not exempt.